Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Skyline	One 30 Seven Inc.	Common Stock	Common Stock Skyline	Common Stock One 30 Seven Inc.	Additional Paid-In Capital	Additional Paid-In Capital Skyline	Additional Paid-In Capital One 30 Seven Inc.	Accumulated Other Comprehensive (Loss) Income	Accumulated Other Comprehensive (Loss) Income Skyline	Accumulated Other Comprehensive (Loss) Income One 30 Seven Inc.	Accumulated Deficit	Accumulated Deficit Skyline	Accumulated Deficit One 30 Seven Inc.	Noncontrolling Interest	Noncontrolling Interest Skyline	Noncontrolling Interest One 30 Seven Inc.
Balance, shares at Dec. 31, 2023				48,923,276
Balance, amount at Dec. 31, 2023	$ 18,831			$ 489			$ 40,567			$ (921)			$ (23,839)			$ 2,535
Issuance of common stock, net of issuance costs, shares				16,554,250
Issuance of common stock, net of issuance costs, amount	49,443			$ 166			49,277			0			0			0
Issuance of common stock from warrant exercise, shares				3,316,298
Issuance of common stock from warrant exercise, amount	5,838			$ 33			5,805			0			0			0
Issuance of restricted common stock, shares				2,523,554
Issuance of restricted common stock, amount	0			$ 25			(25)
Issuance of common stock to consultants, shares				60,000
Issuance of common stock to consultants, amount	184			$ 1			183			0			0			0
Issuance of common stock to board members, shares				670,681
Issuance of common stock to board members, amount	0			$ 7			(7)			0			0			0
Retired unvested restricted shares, shares				(325,000)
Retired unvested restricted shares, amount	0			$ (3)			3			0			0			0
Settlement of liabilities with consultant, shares				345,000
Settlement of liabilities with consultant, amount	1,155			$ 3			1,152			0			0			0
Board fee liabilities settled with shares	240			$ 0			240			0			0			0
Commission fee liability settled with cash and common stock warrant	(1,007)						(1,007)			0			0			0
Settlement of commission fee liability payable in common stock warrant	766						766			0			0			0
Stock-based compensation expense	8,561						8,561			0			0			0
Contribution from noncontrolling interest in VIE	920						0			0			0			920
Distribution to noncontrolling interest of VIE	(98)						0			0			0			(98)
Foreign currency translation	(1,243)						0			(1,243)			0			0
Net income (loss)	(32,423)						0			0			(32,334)			(89)
Net loss - continuing operations	(32,423)
Balance, shares at Dec. 31, 2024				72,068,059
Balance, amount at Dec. 31, 2024	51,167			$ 721			105,515			(2,164)			(56,173)			3,268
Issuance of common stock, net of issuance costs, shares				32,186,177
Issuance of common stock, net of issuance costs, amount	302,339			$ 322			302,017			0			0			0
Issuance of common stock from warrant exercise, shares				1,294,778
Issuance of common stock from warrant exercise, amount	4,915			$ 13			4,902			0			0			0
Issuance of common stock from cashless exercise of warrants, shares				123,497
Issuance of common stock from cashless exercise of warrants, amount	$ 0			$ 1			(1)			0			0			0
Issuance of common stock from cashless exercise of options, shares	1,708,000			1,337,245
Issuance of common stock from cashless exercise of options, amount	$ 0			$ 14			(14)			0			0			0
Issuance of common stock from cash exercise of options, shares				3,000
Issuance of common stock from cash exercise of options, amount	6			$ 0			6			0			0			0
Issuance of restricted common stock, shares				4,275,967
Issuance of restricted common stock, amount	0			$ 43			(43)					$ 0
Issuance of common stock to acquire One 30 Seven, shares						266,113
Issuance of common stock to acquire One 30 Seven			$ 2,560			$ 2			$ 2,558						$ 0			$ 0
Settlement of liabilities with consultant, shares				122,935
Settlement of liabilities with consultant, amount	794			$ 1			793			0			0			0
Stock-based compensation expense	16,024			0			16,024			0			0			0
Fair value of noncontrolling interest at acquisition of Skyline		$ 19,762			$ 0			$ 0			$ 0			$ 0			$ 19,762
Contribution from noncontrolling interest	20,799			0			0			0			0			20,799
Distribution to noncontrolling interest of VIE	(402)			0			0			0			0			(402)
Foreign currency translation	4,777			0			0			4,706			0			71
Net income (loss)	(159,843)
Net loss - continuing operations	(177,385)			0			0			0			(176,736)			(649)
Net income - discontinued operations	17,542			$ 0			0			0			1,644			15,898
Balance, shares at Dec. 31, 2025				111,677,771
Balance, amount at Dec. 31, 2025	$ 262,898			$ 1,117			$ 431,757			$ 2,542			$ (231,265)			$ 58,747